BONDS AND SECURITIES AT AMORTIZED COST	12 Months Ended
Dec. 31, 2024
Bonds And Securities At Amortized Cost
BONDS AND SECURITIES AT AMORTIZED COST

9)	BONDS AND SECURITIES AT AMORTIZED COST

a)	Securities at amortized cost

	R$ thousands
	Amortized cost	Gross unrealized gains (2)	Gross unrealized losses (2)	Fair value
Securities:
Brazilian government bonds	145,278,232	3,032,908	(8,559,744)	139,751,396
Bank debt securities and corporate debt securities	121,713,735	23,020	(392,053)	121,344,702
Balance on December 31, 2024	266,991,967	3,055,928	(8,951,797)	261,096,098

Securities:
Brazilian government bonds	54,282,125	4,007,277	(4,653,464)	53,635,938
Bank debt securities and corporate debt securities	120,924,952	1,387,469	(580,298)	121,732,123
Balance on December 31, 2023 (1)	175,207,077	5,394,746	(5,233,762)	175,368,061
(1)	On January 1, 2023, with the adoption of IFRS 17, Management reclassified Bonds and Securities measured at amortized cost to measured at FVOCI, in the amount of R$36,639,102 thousand. This reclassification was due to alignment of the strategy of assets related to insurance contract liabilities; and
(2)	Unrealized gains and losses on assets at amortized cost have not been recognized in comprehensive income.

b)	Maturity

	R$ thousands
	On December 31, 2024		On December 31, 2023
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	60,043,632	59,988,685	26,708,054	26,853,215
From 1 to 5 years	148,260,712	147,475,479	108,111,315	108,612,106
From 5 to 10 years	32,891,366	32,474,161	17,408,132	17,311,782
Over 10 years	25,796,257	21,157,773	22,979,576	22,590,958
Total	266,991,967	261,096,098	175,207,077	175,368,061

The financial instruments pledged as collateral, classified as financial assets at amortized cost, totalled R$75,296,338 thousand on December 31, 2024 (R$25,937,875 thousand on December 31, 2023), being composed mostly of Brazilian government bonds.

c)	Reconciliation of expected losses of financial assets at amortized cost

	R$ thousands
	Stage 1	Stage 2	Stage 3	Total (1)
Expected loss of financial assets at amortized cost on December 31, 2022	472,396	130,796	2,437,639	3,040,831
Transferred to Stage 1	-	(21,287)	(1,794)	(23,081)
Transferred to Stage 2	(2,046)	-	-	(2,046)
Transferred to Stage 3	(4,771)	(50,511)	-	(55,282)
Transfer from Stage 1	-	2,046	4,771	6,817
Transfer from Stage 2	21,287	-	50,511	71,798
Transfer from Stage 3	1,794	-	-	1,794
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(117,758)	125,781	2,096,412	2,104,435
Expected loss of financial assets at amortized cost on December 31, 2023	370,902	186,825	4,587,539	5,145,266
Transferred to Stage 1	-	(19,638)	(2,113)	(21,751)
Transferred to Stage 2	(1,291)	-	(390)	(1,681)
Transferred to Stage 3	(21,207)	(34,942)	-	(56,149)
Transfer from Stage 1	-	1,291	21,207	22,498
Transfer from Stage 2	19,638	-	34,942	54,580
Transfer from Stage 3	2,113	390	-	2,503
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	333,678	(83,815)	761,871	1,011,734
Expected loss of financial assets at amortized cost on December 31, 2024	703,833	50,111	5,403,056	6,157,000
(1)	The expected loss expense is recorded as “Expected Loss on Other Financial Assets” in the Consolidated Statement of Income.